Derivatives (Tables)	12 Months Ended
Dec. 31, 2020
Derivatives
Schedule of actual movements in the fair value of the hedged items attributable to the hedged risk

	2020			2019
	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Exchange rate contracts	3,328	52,239	55,107	3,750	44,792	47,141
Interest rate contracts	10,703	114,115	105,214	11,293	104,957	99,331
Credit derivatives	15	161	376	17	280	359
Equity and commodity contracts	1	8	8	3	—	48
		166,523	160,705		150,029	146,879

Schedule of derivatives held for hedging purposes

	2020				2019
				Changes in fair				Changes in fair
				value used for				value used for
	Notional	Assets	Liabilities	hedge ineffectiveness (1)	Notional	Assets	Liabilities	hedge ineffectiveness (1)
	£bn	£m	£m	£m	£bn	£m	£m	£m
Fair value hedging
Interest rate contracts	65.5	1,878	3,844	(875)	65.1	1,186	2,641	(585)

Cash flow hedging
Interest rate contracts	128.8	2,035	1,210	217	148.4	1,450	833	366
Exchange rate contracts	14.4	37	116	(52)	12.3	66	8	(59)

Net investment hedging
Exchange rate contracts	0.2	—	9	11	0.4	—	4	8
	208.9	3,950	5,179	(699)	226.2	2,702	3,486	(270)
IFRS netting		(3,857)	(5,049)		—	(2,500)	(3,464)	—
		93	130		—	202	22	—

Note:

(1) The change in fair value used for hedge ineffectiveness includes instruments that were decrecognised in the year.

Schedule of notional of hedging instruments affected by interest rate benchmark reform (SONIA not subject to reform)

	2020	2019
	£bn	£bn
Fair value hedging
- EURIBOR	13.6	11.1
- GBP LIBOR	11.2	13.6
- USD LIBOR	26.6	26.6
- Other CCY LIBOR	1.1	—
Cash flow hedging
- EURIBOR	5.2	3.4
- GBP LIBOR	51.7	47.2
- USD LIBOR	2.7	2.1

Schedule of period in which the hedging contracts ends

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years	20+ years	Total
2020	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Fair value hedging
Hedging assets - interest rate risk	1.2	2.3	6.3	7.4	8.9	5.1	4.2	35.4
Hedging liabilities - interest rate risk	—	0.6	10.1	11.6	7.1	0.5	0.2	30.1
Cash flow hedging
Hedging assets
Interest rate risk	0.7	10.5	19.3	13.9	10.5	0.1	—	55.0
Average fixed interest rate (%)	1.28	1.22	1.51	1.06	0.92	3.12	—	1.23
Hedging liabilities
Interest rate risk	1.6	28.9	36.8	3.4	2.4	0.7	—	73.8
Average fixed interest rate (%)	1.14	0.78	0.37	1.25	0.65	4.55	—	0.64
Hedging assets
Exchange rate risk	—	—	1.0	0.2	—	—	—	1.2
Average JPY - € rate	—	—	120.21	—	—	—	—	120.21
Average JPY - £ rate	—	—	133.31	132.89	—	—	—	132.93
Average JPY - $ rate	—	107.53	107.06	109.70	—	—	—	107.44
Average USD - £ rate	—	—	1.22	—	—	—	—	1.22
Hedging liabilities
Exchange rate risk	0.1	5.5	4.4	1.5	1.7	—	—	13.2
Average USD - £ rate	—	1.32	1.33	1.56	1.38	—	—	1.36
Average INR - £ rate	93.21	95.99	—	—	—	—	—	95.29
Net investment hedging
Exchange rate risk	0.1	0.1	—	—	—	—	—	0.2
Principal currency hedges
Average SEK - £ rate	11.15	12.56	—	—	—	—	—	11.53
Average DKK - £ rate	8.28	—	—	—	—	—	—	8.28
Average NOK - £ rate	12.73	—	—	—	—	—	—	12.73
2019
Fair value hedging
Hedging assets - interest rate risk	0.6	1.6	8.1	5.5	12.5	4.4	4.3	37.0
Hedging liabilities - interest rate risk	—	0.5	6.3	12.7	6.6	2.0	—	28.1
Cash flow hedging
Hedging assets
Interest rate risk	4.8	11.4	31.7	10.7	12.2	—	—	70.8
Average fixed interest rate (%)	1.10	0.97	1.20	1.78	1.44	3.12	—	1.11
Hedging liabilities
Interest rate risk	1.9	22.0	45.2	5.3	2.4	0.8	—	77.6
Average fixed interest rate (%)	0.83	1.01	0.87	1.32	1.12	4.31	—	0.98
Exchange rate risk	—	1.9	6.2	3.1	1.1	—	—	12.3
Average USD - £ rate	—	1.56	1.30	1.30	1.44	—	—	1.35
Average INR - £ rate	—	88.64	94.01	—	—	—	—	93.11
Net investment hedging
Exchange rate risk	0.1	0.3	—	—	—	—	—	0.4
Principal currency hedges
Average SEK - £ rate	12.27	12.10	—	—	—	—	—	12.21
Average DKK - £ rate	8.78	—	—	—	—	—	—	8.78
Average NOK - £ rate	12.36	—	—	—	—	—	—	12.36

Schedule of assets and liabilities subject to hedging derivatives

				Impact on
			Changes in fair	hedged items
	Carrying value	Impact on	value used as	ceased to be
	of hedged	hedged items	a basis to	adjusted for
	assets and	included in	determine	hedging
	liabilities	carrying value	ineffectiveness (1)	gains or losses
2020	£m	£m	£m	£m
Fair value hedging - interest rate
Loans to banks and customers - amortised cost	7,947	1,242	323	77
Other financial assets - securities	34,665	2,254	1,568	—
Total	42,612	3,496	1,891	77

Other financial liabilities - debt securities in issue	29,317	1,336	(746)	—
Subordinated liabilities	6,877	356	(268)	10
Total	36,194	1,692	(1,014)	10

Cash flow hedging - interest rate
Loans to banks and customers - amortised cost	53,447	—	(601)	—
Other financial assets - securities	2,616	—	(16)	—
Total	56,063	—	(617)	—

Cash flow hedging - interest rate
Bank and customer deposits	72,880	—	409	—
Other financial liabilities - debt securities in issue	1,014	—	13	—

Cash flow hedging - exchange rate
Other financial liabilities - debt securities in issue	9,582	—	52	—
Total	83,476	—	474	—

2019
Fair value hedging - interest rate
Loans to banks and customers - amortised cost	6,716	1,023	165	86
Other financial assets - securities	35,796	1,274	1,474	—
Total	42,512	2,297	1,639	86

Other financial liabilities - debt securities in issue	26,811	830	(807)	30
Subordinated liabilities	5,398	(275)	(222)	24
Total	32,209	555	(1,029)	54

Cash flow hedging - interest rate
Loans to banks and customers - amortised cost	69,254	—	(566)	—
Other financial assets - securities	2,275	—	(16)	—
Total	71,529	—	(582)	—

Cash flow hedging - interest rate
Bank and customer deposits	75,837	—	225	—
Other financial liabilities - debt securities in issue	1,009	—	14	—

Cash flow hedging - exchange rate
Other financial liabilities - debt securities in issue	12,264	—	59	—
Total	89,110	—	298	—

Note:

(1)  The change in fair value used for hedge ineffectiveness instruments derecognised in the year.

Schedule of risk exposures will be affected by interest rate benchmark reform (notional, fair value)

	2020		2019(1)
		Hedged		Hedged
	Notional	adjustment	Notional	adjustment
	£bn	£m	£bn	£m
Fair value hedging
- EURIBOR	15.1	27	12.7	93
- GBP LIBOR	11.4	1,178	13.9	1,211
- USD LIBOR	28.1	(427)	27.3	(303)
- Other CCY LIBOR	1.1	1	0.8	—
Cash flow hedging
- EURIBOR	4.1	(76)	3.3	(46)
- GBP LIBOR	10.5	(473)	9.6	(186)
- USD LIBOR	2.7	(61)	2.0	5
- BOE Base rate (2)	40.7	(156)	37.5	(285)
- ECB REFI rate (2)	1.2	—	0.1	—
- SONIA (2)	0.6	4	0.1	—

Notes:

(1)2019 has been restated to align the methodology used to identify hedge relationships subject to IBOR reform.

(2)Hedge relationships subject to reform are those where either the hedged item or the hedging instrument is subject to the IBOR reform.

Schedule of analysis of cash flow reserve and foreign exchange reserve

	2020		2019
	Cash flow	Foreign exchange	Cash flow	Foreign exchange
	hedge reserve	hedge reserve	hedge reserve	hedge reserve
	£m	£m	£m	£m
Continuing			—	—
Interest rate risk	690	—	460	—
Foreign exchange risk	27	(72)	56	(50)
De-designated			—	—
Interest rate	(424)	—	(494)	—
Foreign exchange risk	(1)	(716)	(2)	(510)
Total	292	(788)	20	(560)

	2020		2019
		Foreign		Foreign
	Cash flow	exchange hedge	Cash flow	exchange hedge
	hedge reserve	reserve	hedge reserve	reserve
	£m	£m	£m	£m
Interest rate risk
Amount recognised in equity	318	—	585	—
Amount transferred from equity to net interest income	(19)	—	(243)	—
Foreign exchange risk
Amount recognised in equity	3	(57)	(12)	83
Amount transferred from equity to net interest income	(35)	—	(36)	—
Amount transferred from equity to non interest income	—	2	—	2,752
Amount transferred from equity to operating expenses	4	—	—	—
Total	271	(55)	294	2,835

Schedule of hedge ineffectiveness recognized in other operating income

	2020	2019	2018
	£m	£m	£m
Fair value hedging
Gains on the hedged items attributable to the hedged risk	877	610	54
Losses on the hedging instruments	(875)	(585)	(7)
Fair value hedging ineffectiveness	2	25	47
Cash flow hedging
- Interest rate risk	22	23	(112)
Cash flow hedging ineffectiveness	22	23	(112)
Total	24	48	(65)